Britney Schnathorst
Associate General Counsel
Office of General Counsel		CMFG Life Insurance Company
Phone:	608.665.4184
E-mail:	Britney.Schnathorst@cunamutual.com

May 3, 2023

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re:	CMFG Life Insurance Company
CMFG Variable Life Insurance Account
MEMBERS Variable Universal Life
Rule 497j Filing
File Nos. 333-148419/811-03915

Dear Commissioners:

I hereby certify that pursuant to Rule 497(j) of the Securities Act of 1933, the form of prospectus and statement of additional information dated May 1, 2023 that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the most recent amendment of the above-captioned registration statement filed. In addition, I certify that the text of the registrant’s most recent post-effective amendment was filed electronically via EDGAR.

If you have any questions regarding this certification, please call the undersigned at (608) 665-4184.

Sincerely,

/s/ Britney Schnathorst

Britney Schnathorst

Associate General Counsel